N-4	Apr. 17, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2025
Amendment Flag	false
Lincoln Investor Advantage RIA Class
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.	●N/A
Transaction Charges	There are no sales charges associated with the Contract.	●N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.36%[1]	0.36%[1]
	Investment options (fund fees and expenses)	0.23%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25% [2]	1.70% [3]
1 As a percentage of average Account Value in the Subaccounts.
2 As a percentage of the Contract Value.
3 As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals).
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $726	Highest Annual Cost: $5,602
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.	●N/A

Transaction Charges [Text Block]
Transaction Charges	There are no sales charges associated with the Contract.	●N/A

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.36%[1]	0.36%[1]
	Investment options (fund fees and expenses)	0.23%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25% [2]	1.70% [3]
1 As a percentage of average Account Value in the Subaccounts.
2 As a percentage of the Contract Value.
3 As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals).
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $726	Highest Annual Cost: $5,602
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.36%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.36%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.30%
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.70%
Optional Benefits Footnotes [Text Block]	2 As a percentage of the Contract Value.[3] As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals).
Lowest Annual Cost [Dollars]	$ 726
Highest Annual Cost [Dollars]	$ 5,602
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Death Benefits
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
●Principal Risks

Investment Restrictions [Text Block]	●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Optional Benefit Restrictions [Text Block]	●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.●Optional benefit availability may vary by state of issue or selling broker-dealer.●You are required to have a certain level of Contract Value for some new elections of i4LIFE® Advantage.●We may modify or stop offering an optional benefit that is currently available at any time.●If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. For more details, see Advisory Fee Withdrawals.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Exchanges [Text Block]	You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$50

Base Contract Expense (as a percentage of average Account Value in the Subaccounts)
Contract Value Death Benefit[2]	0.35%

Optional Benefit Expenses
Guarantee of Principal Death Benefit:[3]
Guaranteed Maximum Charge	1.40%
Current Annual Charge	0.25%
Earnings Optimizer Death Benefit: [3,4] Guaranteed Maximum Annual Charge
Age at Issue – 1 – 69	1.40%
Age at Issue – 70 – 75	1.70%
Current Annual Charge
Age at Issue – 1 – 69	0.30%
Age at Issue – 70 – 75	0.70%
i4LIFE® Advantage:[5]
Current Charge	0.40%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of your Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).[2]The base contract expense includes an administrative charge of 0.10%. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.[3]We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.[4]For contracts purchased prior to November 20, 2023, Age at Issue 1-69, the current annual charge is 0.40%. [5]As an annualized percentage of average Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. This charge continues during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.  The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	3.30%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	2.12%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$50

Base Contract Expense (as a percentage of average Account Value in the Subaccounts)
Contract Value Death Benefit[2]	0.35%

Optional Benefit Expenses
Guarantee of Principal Death Benefit:[3]
Guaranteed Maximum Charge	1.40%
Current Annual Charge	0.25%
Earnings Optimizer Death Benefit: [3,4] Guaranteed Maximum Annual Charge
Age at Issue – 1 – 69	1.40%
Age at Issue – 70 – 75	1.70%
Current Annual Charge
Age at Issue – 1 – 69	0.30%
Age at Issue – 70 – 75	0.70%
i4LIFE® Advantage:[5]
Current Charge	0.40%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of your Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).[2]The base contract expense includes an administrative charge of 0.10%. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.[3]We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.[4]For contracts purchased prior to November 20, 2023, Age at Issue 1-69, the current annual charge is 0.40%. [5]As an annualized percentage of average Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. This charge continues during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of your Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
Base Contract Expense, Footnotes [Text Block]	The base contract expense includes an administrative charge of 0.10%. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
Optional Benefit Expense, Footnotes [Text Block]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.[4]For contracts purchased prior to November 20, 2023, Age at Issue 1-69, the current annual charge is 0.40%. [5]As an annualized percentage of average Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. This charge continues during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	3.30%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	2.12%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	3.30%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$5,744	$17,138	$28,407	$56,014

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,744	$17,138	$28,407	$56,014

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,744	$17,138	$28,407	$56,014

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include:Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Investment Requirements Risk. If you elect the Earnings Optimizer Death Benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits, which can limit the Contract’s upside participation in the markets. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract.Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding any version of Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Home Office approval ($2 million or more where living benefit or an optional Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect the Earnings Optimizer Death Benefit, further restrictions apply to additional Purchase Payments. See The Contracts – Purchase Payments for complete details.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals.Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	0.10%	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Automatically terminates once i4LIFE® Advantage begins.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.		●Not available if age 86 or older at the time of issuance. ●Withdrawals could significantly reduce the benefit. ●Additional Purchase Payments may be subject to restrictions.
Earnings Optimizer Death Benefit
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the current Contract Value
we approve the claim equal to the
Enhancement Rate multiplied by the lesser
of the contract earnings or earnings limit.
●1.70%
●Available only at issue of the contract.
●Investment Requirements apply.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increases to the contract earnings.
●Additional Purchase Payments may be
subject to restrictions.

i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	0.10%	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Automatically terminates once i4LIFE® Advantage begins.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.		●Not available if age 86 or older at the time of issuance. ●Withdrawals could significantly reduce the benefit. ●Additional Purchase Payments may be subject to restrictions.
Earnings Optimizer Death Benefit
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the current Contract Value
we approve the claim equal to the
Enhancement Rate multiplied by the lesser
of the contract earnings or earnings limit.
●1.70%
●Available only at issue of the contract.
●Investment Requirements apply.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increases to the contract earnings.
●Additional Purchase Payments may be
subject to restrictions.

i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.[4]For contracts purchased prior to November 20, 2023, Age at Issue 1-69, the current annual charge is 0.40%. [5]As an annualized percentage of average Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. This charge continues during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is not available in contracts issued on or after May 24, 2021.	0.81%	10.02%	8.86%	7.63%
Maximize total return.	ALPS Global Opportunity Portfolio - Class I	2.03%[2]	18.28%	8.25%	9.42%
Investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.	ALPS/Alerian Energy Infrastructure Portfolio - Class I	0.95%[2]	41.03%	14.55%	5.45%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 1A advised by Capital Research and Management Company	0.56%[2]	0.74%	-0.05%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 1A advised by Capital Research and Management Company	0.54%	16.41%	8.32%	N/A
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 1A advised by Capital Research and Management Company	0.53%[2]	10.19%	6.02%	N/A
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 1A advised by Capital Research and Management Company	0.66%[2]	13.67%	9.77%	N/A
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 1A advised by Capital Research and Management Company	0.90%[2]	2.34%	3.00%	N/A
Growth of capital.	American Funds® IS Growth Fund - Class 1A advised by Capital Research and Management Company	0.59%	31.61%	18.83%	N/A
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 1A advised by Capital Research and Management Company	0.53%	24.25%	13.02%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds® IS International Fund - Class 1A advised by Capital Research and Management Company	0.78%	3.17%	1.23%	N/A
Long-term capital appreciation.	American Funds® IS New World Fund - Class 1A advised by Capital Research and Management Company	0.82%[2]	6.58%	4.55%	N/A
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	19.15%	12.19%	N/A
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.87%	12.80%	6.10%	5.95%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.74%	27.89%	14.75%	14.58%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.81%	10.01%	6.61%	7.29%
Total return.	Columbia VP Commodity Strategy Fund - Class 1	0.75%[2]	7.24%	9.27%	2.43%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 1	0.75%[2]	6.39%	0.72%	2.92%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 1	0.69%[2]	4.70%	2.11%	3.36%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc. This fund is not available in contracts issued on or after May 24, 2021.	0.88%	5.64%	4.36%	3.17%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - ADV Class	0.94%	7.82%	4.48%	4.18%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.42%	15.92%	10.84%	9.62%
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio - Initial Class	0.61%	24.71%	13.48%	12.29%
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio - Initial Class	0.61%	5.57%	6.68%	7.16%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.56%	33.79%	17.04%	13.62%
Capital appreciation.	Fidelity® VIP Financials Portfolio - Initial Class	0.61%	32.73%	13.38%	11.39%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class This fund is not available in contracts issued on or after May 24, 2021.	0.64%[2]	8.51%	5.75%	5.85%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.56%	30.39%	18.93%	16.63%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.57%	17.49%	11.34%	9.21%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Initial Class	0.64%	6.08%	2.81%	3.60%
Capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class	0.57%	35.59%	23.82%	21.93%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio - Class I	1.30%[2]	12.53%	5.61%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.16%[2]	9.98%	5.05%	4.78%
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 1	0.57%[2]	9.33%	5.83%	5.63%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%[2]	7.46%	5.55%	5.53%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I This fund is not available in contracts issued on or after May 24, 2021.	0.75%	11.79%	6.35%	6.29%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1 This fund is not available in contracts issued on or after May 24, 2021.	0.69%	11.50%	6.01%	6.10%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.63%[2]	11.04%	10.57%	10.72%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 1	0.65%[2]	12.01%	8.63%	8.44%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%[2]	11.31%	10.03%	9.60%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	1.82%[2]	-3.66%	2.43%	1.68%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	1.00%[2]	-1.67%	3.04%	4.41%
To seek total return .	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares This fund is not available in contracts issued on or after May 24, 2021.	0.81%[2]	3.76%	2.75%	3.83%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.76%	15.18%	11.59%	9.49%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I Shares	0.68%	13.22%	7.64%	7.83%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[5] This fund is not available in contracts issued on or after May 24, 2021.	0.34%	12.71%	10.48%	9.92%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I Shares	0.57%	12.12%	8.38%	7.36%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	0.62%	3.23%	4.36%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.86%	12.69%	10.49%	9.00%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class	0.85%[2]	15.12%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[4]	0.69%[2]	10.66%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[4]	0.70%[2]	14.32%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.71%[2]	15.51%	N/A	N/A
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.99%	6.72%	1.90%	3.73%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	22.18%	7.27%	8.59%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.84%	5.14%	1.70%	2.09%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	25.93%	12.42%	13.32%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	11.12%	6.79%	6.62%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	12.06%	7.05%	6.76%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.79%[2]	24.98%	11.42%	10.96%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	13.09%	8.19%	8.24%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.47%[2]	1.82%	1.47%	1.98%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	2.61%	3.54%	4.93%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.70%[2]	10.72%	7.46%	7.53%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.86%[2]	8.73%	7.29%	8.03%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	9.48%	8.59%	8.18%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	12.01%	7.14%	7.12%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.89%[2]	5.71%	8.23%	9.68%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.65%[2]	11.50%	8.20%	7.22%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Value Fund)	0.65%[2]	7.18%	5.69%	7.18%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.51%	6.19%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	2.64%	2.52%	2.15%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.83%[2]	1.61%	0.52%	2.67%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	10.85%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	3.06%	4.61%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.76%	4.69%	3.22%	3.56%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	20.77%	13.29%	11.80%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	18.45%	12.83%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.61%[2]	20.65%	13.07%	9.57%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.51%[2]	1.98%	0.45%	1.77%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.72%[2]	12.54%	8.93%	6.04%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	8.90%	3.36%	2.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	3.76%	4.48%	4.69%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	27.99%	12.93%	11.08%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%	13.19%	10.15%	8.04%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.80%[2]	12.05%	4.66%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.75%[2]	11.15%	4.11%	4.47%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.76%[2]	10.19%	3.66%	4.14%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.94%	2.23%	1.48%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%	1.72%	0.04%	1.49%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.09%	4.03%	4.50%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%	14.29%	8.70%	7.98%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.67%[2]	7.96%	3.89%	4.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.77%[2]	15.44%	9.11%	6.31%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.47%[2]	4.30%	1.70%	1.89%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%	11.71%	7.05%	7.31%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%	23.99%	15.74%	13.39%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%	22.73%	12.27%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.37%	1.61%	0.04%	1.57%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	6.07%	2.67%	2.22%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.74%[2]	6.66%	3.68%	4.23%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.42%	14.82%	9.07%	9.33%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	14.73%	9.54%	9.52%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.43%	21.07%	13.87%	11.87%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.72%	34.07%	19.62%	14.51%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	7.87%	3.06%	4.31%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.71%[2]	8.18%	4.50%	4.83%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	8.10%	6.25%	7.97%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	11.84%	8.10%	8.70%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	-5.15%	-3.23%	-0.46%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	4.70%	3.48%	4.19%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.79%[2]	16.84%	10.09%	7.79%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	5.13%	1.64%	1.86%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	1.05%	-0.60%	1.03%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	5.94%	3.60%	4.21%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	6.80%	0.75%	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.60%[2]	9.97%	5.20%	4.50%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.22%	4.49%	4.98%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	13.55%	9.94%	9.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	8.37%	5.52%	5.73%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	9.26%	6.08%	6.24%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.45%	25.24%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	24.73%	14.24%	12.84%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	4.88%	1.89%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	11.14%	6.97%	7.38%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	6.46%	3.70%	4.06%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	9.41%	5.77%	5.60%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.58%	10.48%	6.38%	6.05%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	23.67%	11.14%	11.96%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.80%[2]	15.09%	6.04%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	1.42%	-0.57%	0.95%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	22.10%	13.36%	12.03%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	3.86%	3.68%	4.90%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	12.32%	9.11%	8.10%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.55%	0.69%	-0.92%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Standard Class[3] advised by Delaware Management Company	0.60%[2]	12.75%	6.83%	N/A
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] advised by Delaware Management Company	1.16%[2]	5.09%	1.03%	4.05%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital growth and appreciation.	Macquarie VIP Energy Series - Standard Class[3] advised by Delaware Management Company	0.86%[2]	-5.38%	6.05%	N/A
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Standard Class[3] advised by Delaware Management Company	0.72%	6.44%	3.76%	N/A
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Standard Class[3] advised by Delaware Management Company	0.85%[2]	2.47%	8.23%	N/A
Growth of capital.	Macquarie VIP Science and Technology Series - Standard Class[3] advised by Delaware Management Company	0.91%	30.92%	14.33%	N/A
Growth of capital.	Macquarie VIP Small Cap Growth Series - Standard Class[3] advised by Delaware Management Company	0.89%[2]	14.53%	6.51%	N/A
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] advised by Delaware Management Company	0.74%	11.32%	7.15%	7.60%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.72%[2]	31.47%	14.74%	15.11%
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.89%[2]	7.25%	5.15%	7.53%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	7.75%	6.16%	6.46%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	11.66%	5.88%	6.29%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	2.12%[2]	3.95%	4.60%	4.52%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.65%	16.94%	9.36%	8.87%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IA	0.73%	1.70%	8.20%	7.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IA	0.60%	2.56%	-1.16%	1.30%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.55%	19.46%	12.73%	11.16%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.81%	15.23%	9.82%	9.11%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.63%	23.33%	14.00%	13.78%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 1	0.81%[2]	-0.79%	2.86%	2.64%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1 advised by Franklin Advisers, Inc.	0.50%[2]	- 11.13%	-4.60%	-1.79%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Initial Class Shares	1.06%	-2.83%	7.54%	0.82%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	0.69%[2]	6.18%	2.55%	3.59%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is not available in contracts issued on or after May 24, 2021.	0.81%	10.02%	8.86%	7.63%
Maximize total return.	ALPS Global Opportunity Portfolio - Class I	2.03%[2]	18.28%	8.25%	9.42%
Investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.	ALPS/Alerian Energy Infrastructure Portfolio - Class I	0.95%[2]	41.03%	14.55%	5.45%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 1A advised by Capital Research and Management Company	0.56%[2]	0.74%	-0.05%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 1A advised by Capital Research and Management Company	0.54%	16.41%	8.32%	N/A
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 1A advised by Capital Research and Management Company	0.53%[2]	10.19%	6.02%	N/A
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 1A advised by Capital Research and Management Company	0.66%[2]	13.67%	9.77%	N/A
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 1A advised by Capital Research and Management Company	0.90%[2]	2.34%	3.00%	N/A
Growth of capital.	American Funds® IS Growth Fund - Class 1A advised by Capital Research and Management Company	0.59%	31.61%	18.83%	N/A
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 1A advised by Capital Research and Management Company	0.53%	24.25%	13.02%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds® IS International Fund - Class 1A advised by Capital Research and Management Company	0.78%	3.17%	1.23%	N/A
Long-term capital appreciation.	American Funds® IS New World Fund - Class 1A advised by Capital Research and Management Company	0.82%[2]	6.58%	4.55%	N/A
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	19.15%	12.19%	N/A
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.87%	12.80%	6.10%	5.95%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.74%	27.89%	14.75%	14.58%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.81%	10.01%	6.61%	7.29%
Total return.	Columbia VP Commodity Strategy Fund - Class 1	0.75%[2]	7.24%	9.27%	2.43%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 1	0.75%[2]	6.39%	0.72%	2.92%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 1	0.69%[2]	4.70%	2.11%	3.36%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc. This fund is not available in contracts issued on or after May 24, 2021.	0.88%	5.64%	4.36%	3.17%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - ADV Class	0.94%	7.82%	4.48%	4.18%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.42%	15.92%	10.84%	9.62%
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio - Initial Class	0.61%	24.71%	13.48%	12.29%
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio - Initial Class	0.61%	5.57%	6.68%	7.16%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.56%	33.79%	17.04%	13.62%
Capital appreciation.	Fidelity® VIP Financials Portfolio - Initial Class	0.61%	32.73%	13.38%	11.39%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class This fund is not available in contracts issued on or after May 24, 2021.	0.64%[2]	8.51%	5.75%	5.85%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.56%	30.39%	18.93%	16.63%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.57%	17.49%	11.34%	9.21%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Initial Class	0.64%	6.08%	2.81%	3.60%
Capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class	0.57%	35.59%	23.82%	21.93%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio - Class I	1.30%[2]	12.53%	5.61%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.16%[2]	9.98%	5.05%	4.78%
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 1	0.57%[2]	9.33%	5.83%	5.63%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%[2]	7.46%	5.55%	5.53%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I This fund is not available in contracts issued on or after May 24, 2021.	0.75%	11.79%	6.35%	6.29%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1 This fund is not available in contracts issued on or after May 24, 2021.	0.69%	11.50%	6.01%	6.10%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.63%[2]	11.04%	10.57%	10.72%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 1	0.65%[2]	12.01%	8.63%	8.44%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%[2]	11.31%	10.03%	9.60%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	1.82%[2]	-3.66%	2.43%	1.68%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	1.00%[2]	-1.67%	3.04%	4.41%
To seek total return .	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares This fund is not available in contracts issued on or after May 24, 2021.	0.81%[2]	3.76%	2.75%	3.83%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.76%	15.18%	11.59%	9.49%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I Shares	0.68%	13.22%	7.64%	7.83%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[5] This fund is not available in contracts issued on or after May 24, 2021.	0.34%	12.71%	10.48%	9.92%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I Shares	0.57%	12.12%	8.38%	7.36%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	0.62%	3.23%	4.36%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.86%	12.69%	10.49%	9.00%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class	0.85%[2]	15.12%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[4]	0.69%[2]	10.66%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[4]	0.70%[2]	14.32%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.71%[2]	15.51%	N/A	N/A
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.99%	6.72%	1.90%	3.73%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	22.18%	7.27%	8.59%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.84%	5.14%	1.70%	2.09%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	25.93%	12.42%	13.32%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	11.12%	6.79%	6.62%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	12.06%	7.05%	6.76%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.79%[2]	24.98%	11.42%	10.96%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	13.09%	8.19%	8.24%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.47%[2]	1.82%	1.47%	1.98%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	2.61%	3.54%	4.93%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.70%[2]	10.72%	7.46%	7.53%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.86%[2]	8.73%	7.29%	8.03%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	9.48%	8.59%	8.18%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	12.01%	7.14%	7.12%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.89%[2]	5.71%	8.23%	9.68%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.65%[2]	11.50%	8.20%	7.22%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Value Fund)	0.65%[2]	7.18%	5.69%	7.18%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.51%	6.19%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	2.64%	2.52%	2.15%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.83%[2]	1.61%	0.52%	2.67%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	10.85%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	3.06%	4.61%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.76%	4.69%	3.22%	3.56%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	20.77%	13.29%	11.80%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	18.45%	12.83%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.61%[2]	20.65%	13.07%	9.57%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.51%[2]	1.98%	0.45%	1.77%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.72%[2]	12.54%	8.93%	6.04%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	8.90%	3.36%	2.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	3.76%	4.48%	4.69%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	27.99%	12.93%	11.08%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%	13.19%	10.15%	8.04%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.80%[2]	12.05%	4.66%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.75%[2]	11.15%	4.11%	4.47%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.76%[2]	10.19%	3.66%	4.14%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.94%	2.23%	1.48%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%	1.72%	0.04%	1.49%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.09%	4.03%	4.50%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%	14.29%	8.70%	7.98%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.67%[2]	7.96%	3.89%	4.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.77%[2]	15.44%	9.11%	6.31%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.47%[2]	4.30%	1.70%	1.89%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%	11.71%	7.05%	7.31%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%	23.99%	15.74%	13.39%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%	22.73%	12.27%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.37%	1.61%	0.04%	1.57%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	6.07%	2.67%	2.22%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.74%[2]	6.66%	3.68%	4.23%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.42%	14.82%	9.07%	9.33%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	14.73%	9.54%	9.52%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.43%	21.07%	13.87%	11.87%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.72%	34.07%	19.62%	14.51%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	7.87%	3.06%	4.31%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.71%[2]	8.18%	4.50%	4.83%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	8.10%	6.25%	7.97%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	11.84%	8.10%	8.70%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	-5.15%	-3.23%	-0.46%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	4.70%	3.48%	4.19%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.79%[2]	16.84%	10.09%	7.79%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	5.13%	1.64%	1.86%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	1.05%	-0.60%	1.03%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	5.94%	3.60%	4.21%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	6.80%	0.75%	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.60%[2]	9.97%	5.20%	4.50%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.22%	4.49%	4.98%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	13.55%	9.94%	9.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	8.37%	5.52%	5.73%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	9.26%	6.08%	6.24%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.45%	25.24%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	24.73%	14.24%	12.84%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	4.88%	1.89%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	11.14%	6.97%	7.38%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	6.46%	3.70%	4.06%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	9.41%	5.77%	5.60%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.58%	10.48%	6.38%	6.05%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	23.67%	11.14%	11.96%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.80%[2]	15.09%	6.04%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	1.42%	-0.57%	0.95%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	22.10%	13.36%	12.03%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	3.86%	3.68%	4.90%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	12.32%	9.11%	8.10%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.55%	0.69%	-0.92%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Standard Class[3] advised by Delaware Management Company	0.60%[2]	12.75%	6.83%	N/A
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] advised by Delaware Management Company	1.16%[2]	5.09%	1.03%	4.05%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital growth and appreciation.	Macquarie VIP Energy Series - Standard Class[3] advised by Delaware Management Company	0.86%[2]	-5.38%	6.05%	N/A
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Standard Class[3] advised by Delaware Management Company	0.72%	6.44%	3.76%	N/A
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Standard Class[3] advised by Delaware Management Company	0.85%[2]	2.47%	8.23%	N/A
Growth of capital.	Macquarie VIP Science and Technology Series - Standard Class[3] advised by Delaware Management Company	0.91%	30.92%	14.33%	N/A
Growth of capital.	Macquarie VIP Small Cap Growth Series - Standard Class[3] advised by Delaware Management Company	0.89%[2]	14.53%	6.51%	N/A
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] advised by Delaware Management Company	0.74%	11.32%	7.15%	7.60%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.72%[2]	31.47%	14.74%	15.11%
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.89%[2]	7.25%	5.15%	7.53%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	7.75%	6.16%	6.46%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	11.66%	5.88%	6.29%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	2.12%[2]	3.95%	4.60%	4.52%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.65%	16.94%	9.36%	8.87%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IA	0.73%	1.70%	8.20%	7.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IA	0.60%	2.56%	-1.16%	1.30%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.55%	19.46%	12.73%	11.16%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.81%	15.23%	9.82%	9.11%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.63%	23.33%	14.00%	13.78%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 1	0.81%[2]	-0.79%	2.86%	2.64%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1 advised by Franklin Advisers, Inc.	0.50%[2]	- 11.13%	-4.60%	-1.79%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Initial Class Shares	1.06%	-2.83%	7.54%	0.82%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	0.69%[2]	6.18%	2.55%	3.59%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Some Portfolio Companies not Available for All Benefits [Text Block]	Appendix B — Investment Requirements If you elect the Earnings Optimizer Death Benefit, you will be subject to Investment Requirements. These Investment Requirements will apply for the entire time your Contract is in force. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this Death Benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make a Death Benefit payout. We have divided the Subaccounts of your Contract into groups and have specified the maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives. You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified maximum percentages for that group. In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments. At the time you receive notice of a change to the Investment Requirements, you may: 1.submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or 2.take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise. At this time, the Subaccount groups for Contracts issued on or after May 24, 2021, are as follows:
Group 1 – Unlimited Subaccounts	Group 2 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
You may allocate 100% of your Contract Value or Account Value among any Subaccount not listed Group 2 – Unavailable Subaccounts
ALPS/Alerian Energy Infrastructure Portfolio
ALPS Global Opportunity Portfolio
American Funds® IS New World Fund
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Columbia VP Strategic Income Fund
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance VT Floating-Rate Income Fund
Fidelity® VIP Consumer Discretionary Portfolio
Fidelity® VIP Consumer Staples Portfolio
Fidelity® VIP Financials Portfolio
Fidelity® VIP Technology Portfolio
First Trust Capital Strength Hedged Equity Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi-Income Allocation Portfolio
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. Balanced-Risk Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Loomis Sayles Global Growth Fund
LVIP Macquarie U.S. REIT Fund
LVIP Mondrian Global Income Fund
LVIP SSGA Emerging Markets Equity Index Fund
Macquarie VIP Asset Strategy Series
Macquarie VIP Emerging Markets Series
Macquarie VIP Energy Series
Macquarie VIP Science and Technology Series
MFS® VIT Utilities Series
PIMCO VIT All Asset Portfolio
Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund
VanEck VIP Global Resources Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated to one of the following asset allocation models: ●American Century Diversified Growth Model ●American Funds IS TRICAP Global Growth Portfolio ●American Funds IS TRICAP Growth Portfolio ●Dimensional/Vanguard Global Growth Allocation Model ●Dimensional/Vanguard Moderate Allocation Model ●First Trust Defensive Equity Strength Model ●JPMorgan U.S. Active Growth Model These models are made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change. At this time, the Subaccount groups for contracts issued prior to May 24, 2021, are as follows:
Group 1 – Unlimited Subaccounts	Group 2 – Limited Subaccounts Investments cannot exceed 20% of Contract Value or Account Value	Group 3 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
You may allocate 100% of your Contract Value or Account Value among any Subaccount not listed in Group 2 – Limited Subaccounts and Group 3 – Unavailable Subaccounts
ALPS Global Opportunity Portfolio
American Funds® IS New World Fund
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance VT Floating-Rate Income Fund
First Trust Multi-Income Allocation Portfolio
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. Balanced-Risk Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP Loomis Sayles Global Growth Fund
LVIP Mondrian Global Income Fund
LVIP SSGA Emerging Markets Equity Index Fund
Macquarie VIP Emerging Markets Series
Macquarie VIP Asset Strategy Series
Macquarie VIP Energy Series
Macquarie VIP Science and Technology Series
MFS® VIT Utilities Series
PIMCO VIT All Asset Portfolio
Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund

ALPS/Alerian Energy Infrastructure Portfolio
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Columbia VP Strategic Income Fund
Fidelity® VIP Consumer Discretionary Portfolio
Fidelity® VIP Consumer Staples Portfolio
Fidelity® VIP Financial Services Portfolio
Fidelity® VIP Technology Portfolio
First Trust Capital Strength Hedged Equity
Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
LVIP Macquarie U.S. REIT Fund
VanEck VIP Global Resources Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated to one of the following asset allocation models: ●American Century Diversified Growth Model ●American Funds IS TRICAP Global Growth Portfolio ●American Funds IS TRICAP Growth Portfolio ●Dimensional/Vanguard Global Growth Allocation Model ●Dimensional/Vanguard Moderate Allocation Model ●First Trust Defensive Equity Strength Model ●JPMorgan U.S. Active Growth Model These models are made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Investor Advantage RIA Class | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.
Lincoln Investor Advantage RIA Class | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
Lincoln Investor Advantage RIA Class | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect the Earnings Optimizer Death Benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
Lincoln Investor Advantage RIA Class | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits, which can limit the Contract’s upside participation in the markets. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Lincoln Investor Advantage RIA Class | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract.
Lincoln Investor Advantage RIA Class | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Lincoln Investor Advantage RIA Class | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding any version of Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Home Office approval ($2 million or more where living benefit or an optional Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect the Earnings Optimizer Death Benefit, further restrictions apply to additional Purchase Payments. See The Contracts – Purchase Payments for complete details.
Lincoln Investor Advantage RIA Class | DeductionofAdvisoryFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals.
Lincoln Investor Advantage RIA Class | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.
Lincoln Investor Advantage RIA Class | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Lincoln Investor Advantage RIA Class | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Lincoln Investor Advantage RIA Class | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Investor Advantage RIA Class | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Lincoln Investor Advantage RIA Class | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-term investment horizon.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
Lincoln Investor Advantage RIA Class | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.●Each investment option (including the fixed account option) has its own unique risks.●You should review the investment options before making an investment decision.
Lincoln Investor Advantage RIA Class | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Lincoln Investor Advantage RIA Class | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Lincoln Investor Advantage RIA Class | ALPSGlobalOpportunityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Name [Text Block]	ALPS Global Opportunity Portfolio - Class I
Current Expenses [Percent]	2.03%
Average Annual Total Returns, 1 Year [Percent]	18.28%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	9.42%
Lincoln Investor Advantage RIA Class | ALPSAlerianEnergyInfrastructurePortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure Portfolio - Class I
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	41.03%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Lincoln Investor Advantage RIA Class | AmericanFundsISAmericanFundsMortgageFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide current income and preservation of capital.
Portfolio Company Name [Text Block]	American Funds® IS American Funds Mortgage Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	0.74%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Lincoln Investor Advantage RIA Class | AmericanFundsISAssetAllocationFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Lincoln Investor Advantage RIA Class | AmericanFundsISCapitalIncomeBuilderClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
Portfolio Company Name [Text Block]	American Funds® IS Capital Income Builder - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Lincoln Investor Advantage RIA Class | AmericanFundsISGlobalGrowthFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Lincoln Investor Advantage RIA Class | AmericanFundsISGlobalSmallCapitalizationFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	American Funds® IS Global Small Capitalization Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	2.34%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Lincoln Investor Advantage RIA Class | AmericanFundsISGrowthFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.61%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Lincoln Investor Advantage RIA Class | AmericanFundsISGrowthIncomeFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	24.25%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Lincoln Investor Advantage RIA Class | AmericanFundsISInternationalFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS International Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.17%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Lincoln Investor Advantage RIA Class | AmericanFundsISNewWorldFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds® IS New World Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Lincoln Investor Advantage RIA Class | AmericanFundsISWashingtonMutualInvestorsFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds® IS Washington Mutual Investors Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Lincoln Investor Advantage RIA Class | ClearBridgeVariableGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Lincoln Investor Advantage RIA Class | ClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	27.89%
Average Annual Total Returns, 5 Years [Percent]	14.75%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Lincoln Investor Advantage RIA Class | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Lincoln Investor Advantage RIA Class | ColumbiaVPCommodityStrategyFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Columbia VP Commodity Strategy Fund - Class 1
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	2.43%
Lincoln Investor Advantage RIA Class | ColumbiaVPEmergingMarketsBondFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]	Columbia VP Emerging Markets Bond Fund - Class 1
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Lincoln Investor Advantage RIA Class | ColumbiaVPStrategicIncomeFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia VP Strategic Income Fund - Class 1
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Lincoln Investor Advantage RIA Class | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.64%
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]	3.17%
Lincoln Investor Advantage RIA Class | EatonVanceVTFloatingRateIncomeFundADVClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a high level of current income.
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - ADV Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	4.18%
Lincoln Investor Advantage RIA Class | FidelityVIPBalancedPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Initial Class
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	9.62%
Lincoln Investor Advantage RIA Class | FidelityVIPConsumerDiscretionaryPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Discretionary Portfolio - Initial Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	24.71%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Lincoln Investor Advantage RIA Class | FidelityVIPConsumerStaplesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Staples Portfolio - Initial Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Lincoln Investor Advantage RIA Class | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Initial Class
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Lincoln Investor Advantage RIA Class | FidelityVIPFinancialsPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Financials Portfolio - Initial Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	32.73%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Lincoln Investor Advantage RIA Class | FidelityVIPFundsManager50PortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.85%
Lincoln Investor Advantage RIA Class | FidelityVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Initial Class
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	30.39%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]	16.63%
Lincoln Investor Advantage RIA Class | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Initial Class
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Lincoln Investor Advantage RIA Class | FidelityVIPStrategicIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income, and may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio - Initial Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.08%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Lincoln Investor Advantage RIA Class | FidelityVIPTechnologyPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	35.59%
Average Annual Total Returns, 5 Years [Percent]	23.82%
Average Annual Total Returns, 10 Years [Percent]	21.93%
Lincoln Investor Advantage RIA Class | FirstTrustCapitalStrengthHedgedEquityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio - Class I
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	2.42%
Lincoln Investor Advantage RIA Class | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln Investor Advantage RIA Class | FirstTrustDorseyWrightTacticalCorePortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return. A fund of funds.
Portfolio Company Name [Text Block]	First Trust Dorsey Wright Tactical Core Portfolio - Class I
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Lincoln Investor Advantage RIA Class | FirstTrustGrowthStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Growth Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Lincoln Investor Advantage RIA Class | FirstTrustInternationalDevelopedCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust International Developed Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	1.76%
Lincoln Investor Advantage RIA Class | FirstTrustMultiIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize current income, with a secondary objective of capital appreciation.
Portfolio Company Name [Text Block]	First Trust Multi Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Lincoln Investor Advantage RIA Class | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln Investor Advantage RIA Class | FranklinAllocationVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with income as a secondary objective.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund - Class 1
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Lincoln Investor Advantage RIA Class | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Lincoln Investor Advantage RIA Class | FranklinMultiAssetVariableConservativeGrowthClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balance of growth of capital and income. A fund of funds.
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth - Class I
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Lincoln Investor Advantage RIA Class | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Lincoln Investor Advantage RIA Class | FranklinRisingDividendsVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 1
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.04%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Lincoln Investor Advantage RIA Class | FranklinSmallCapValueVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 1
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Lincoln Investor Advantage RIA Class | FranklinSmallMidCapGrowthVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 1
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	9.60%
Lincoln Investor Advantage RIA Class | GuggenheimVTMultiHedgeStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation with less risk than traditional equity funds.
Portfolio Company Name [Text Block]	Guggenheim VT Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	(3.66%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Lincoln Investor Advantage RIA Class | InvescoOppenheimerVIInternationalGrowthFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Lincoln Investor Advantage RIA Class | InvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek total return .
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Lincoln Investor Advantage RIA Class | InvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and income.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series I Shares
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Lincoln Investor Advantage RIA Class | InvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide reasonable current income and long-term growth of income and capital.
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund - Series I Shares
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Lincoln Investor Advantage RIA Class | InvescoVIEquallyWeightedSP500FundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Lincoln Investor Advantage RIA Class | InvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Both capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund - Series I Shares
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Lincoln Investor Advantage RIA Class | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Lincoln Investor Advantage RIA Class | InvescoVIMainStreetSmallCapFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®- Series I Shares
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Lincoln Investor Advantage RIA Class | LincolnHedgedNasdaq100FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged Nasdaq-100 Fund - Standard Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Lincoln Investor Advantage RIA Class | LincolnHedgedSP500ConservativeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Standard Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Lincoln Investor Advantage RIA Class | LincolnHedgedSP500FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Standard Class
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Lincoln Investor Advantage RIA Class | LincolnOpportunisticHedgedEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Opportunistic Hedged Equity Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Lincoln Investor Advantage RIA Class | LordAbbettSeriesFundBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Lincoln Investor Advantage RIA Class | LordAbbettSeriesFundDevelopingGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.18%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Lincoln Investor Advantage RIA Class | LordAbbettSeriesFundShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek high level of income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Lincoln Investor Advantage RIA Class | LVIPAllianceBernsteinLargeCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	13.32%
Lincoln Investor Advantage RIA Class | LVIPAmericanBalancedAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Balanced Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	6.76%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyCapitalAppreciationFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	24.98%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyDisciplinedCoreValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	8.24%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyInternationalFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	2.61%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyLargeCompanyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Large Company Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyMidCapValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyUltraFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Lincoln Investor Advantage RIA Class | LVIPAmericanCenturyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Lincoln Investor Advantage RIA Class | LVIPAmericanGrowthAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Growth Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Lincoln Investor Advantage RIA Class | LVIPBaronGrowthOpportunitiesFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Lincoln Investor Advantage RIA Class | LVIPBlackRockDividendValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Lincoln Investor Advantage RIA Class | LVIPBlackRockEquityDividendFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Equity Dividend Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Lincoln Investor Advantage RIA Class | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Lincoln Investor Advantage RIA Class | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	2.15%
Lincoln Investor Advantage RIA Class | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	1.61%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Lincoln Investor Advantage RIA Class | LVIPChanningSmallCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Channing Small Cap Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Lincoln Investor Advantage RIA Class | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	3.06%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Lincoln Investor Advantage RIA Class | LVIPDimensionalInternationalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Lincoln Investor Advantage RIA Class | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	20.77%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Lincoln Investor Advantage RIA Class | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Lincoln Investor Advantage RIA Class | LVIPDimensionalUSEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Lincoln Investor Advantage RIA Class | LVIPFidelityInstitutionalAMTotalBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	1.98%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Lincoln Investor Advantage RIA Class | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Lincoln Investor Advantage RIA Class | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	2.82%
Lincoln Investor Advantage RIA Class | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Lincoln Investor Advantage RIA Class | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	27.99%
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Lincoln Investor Advantage RIA Class | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Lincoln Investor Advantage RIA Class | LVIPGlobalAggressiveGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Lincoln Investor Advantage RIA Class | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Lincoln Investor Advantage RIA Class | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Lincoln Investor Advantage RIA Class | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Lincoln Investor Advantage RIA Class | LVIPJPMorganCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.72%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Lincoln Investor Advantage RIA Class | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Lincoln Investor Advantage RIA Class | LVIPJPMorganMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with the secondary goal of achieving current income by investing in equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.29%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Lincoln Investor Advantage RIA Class | LVIPJPMorganRetirementIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Lincoln Investor Advantage RIA Class | LVIPJPMorganSelectMidCapValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Lincoln Investor Advantage RIA Class | LVIPJPMorganShortDurationBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP JPMorgan Short Duration Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	1.89%
Lincoln Investor Advantage RIA Class | LVIPJPMorganSmallCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth over the long term.
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Lincoln Investor Advantage RIA Class | LVIPJPMorganUSEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return.
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	23.99%
Average Annual Total Returns, 5 Years [Percent]	15.74%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Lincoln Investor Advantage RIA Class | LVIPLoomisSaylesGlobalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
Portfolio Company Name [Text Block]	LVIP Loomis Sayles Global Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	22.73%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Lincoln Investor Advantage RIA Class | LVIPMacquarieBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	1.61%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Lincoln Investor Advantage RIA Class | LVIPMacquarieDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.07%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Lincoln Investor Advantage RIA Class | LVIPMacquarieHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Macquarie High Yield Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Lincoln Investor Advantage RIA Class | LVIPMacquarieMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Lincoln Investor Advantage RIA Class | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Lincoln Investor Advantage RIA Class | LVIPMacquarieSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	21.07%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Lincoln Investor Advantage RIA Class | LVIPMacquarieUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	34.07%
Average Annual Total Returns, 5 Years [Percent]	19.62%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Lincoln Investor Advantage RIA Class | LVIPMacquarieUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.87%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.31%
Lincoln Investor Advantage RIA Class | LVIPMacquarieWealthBuilderFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Wealth Builder Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Lincoln Investor Advantage RIA Class | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Lincoln Investor Advantage RIA Class | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Lincoln Investor Advantage RIA Class | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(5.15%)
Average Annual Total Returns, 5 Years [Percent]	(3.23%)
Average Annual Total Returns, 10 Years [Percent]	(0.46%)
Lincoln Investor Advantage RIA Class | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Lincoln Investor Advantage RIA Class | LVIPMultiManagerGlobalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Lincoln Investor Advantage RIA Class | LVIPPIMCOLowDurationBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	1.86%
Lincoln Investor Advantage RIA Class | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	1.05%
Average Annual Total Returns, 5 Years [Percent]	(0.60%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
Lincoln Investor Advantage RIA Class | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Lincoln Investor Advantage RIA Class | LVIPSSGAEmergingMarketsEquityIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Name [Text Block]	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Lincoln Investor Advantage RIA Class | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	9.97%
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Lincoln Investor Advantage RIA Class | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	4.98%
Lincoln Investor Advantage RIA Class | LVIPSSGAMidCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Lincoln Investor Advantage RIA Class | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Lincoln Investor Advantage RIA Class | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Lincoln Investor Advantage RIA Class | LVIPSSGANasdaq100IndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
Portfolio Company Name [Text Block]	LVIP SSGA Nasdaq-100 Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	25.24%
Lincoln Investor Advantage RIA Class | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.73%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	12.84%
Lincoln Investor Advantage RIA Class | LVIPSSGAShortTermBondIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Name [Text Block]	LVIP SSGA Short-Term Bond Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Lincoln Investor Advantage RIA Class | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Lincoln Investor Advantage RIA Class | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.46%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Lincoln Investor Advantage RIA Class | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Lincoln Investor Advantage RIA Class | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Lincoln Investor Advantage RIA Class | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	23.67%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	11.96%
Lincoln Investor Advantage RIA Class | LVIPUSAggressiveGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Lincoln Investor Advantage RIA Class | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.95%
Lincoln Investor Advantage RIA Class | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	22.10%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Lincoln Investor Advantage RIA Class | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Lincoln Investor Advantage RIA Class | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Lincoln Investor Advantage RIA Class | LVIPWesternAssetCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Name [Text Block]	LVIP Western Asset Core Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	0.69%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Lincoln Investor Advantage RIA Class | MacquarieVIPAssetStrategySeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Lincoln Investor Advantage RIA Class | MacquarieVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Lincoln Investor Advantage RIA Class | MacquarieVIPEnergySeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP Energy Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(5.38%)
Average Annual Total Returns, 5 Years [Percent]	6.05%
Lincoln Investor Advantage RIA Class | MacquarieVIPHighIncomeSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Lincoln Investor Advantage RIA Class | MacquarieVIPMidCapGrowthSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Macquarie VIP Mid Cap Growth Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Lincoln Investor Advantage RIA Class | MacquarieVIPScienceandTechnologySeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Macquarie VIP Science and Technology Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.92%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Lincoln Investor Advantage RIA Class | MacquarieVIPSmallCapGrowthSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Growth Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.53%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Lincoln Investor Advantage RIA Class | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Lincoln Investor Advantage RIA Class | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	31.47%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	15.11%
Lincoln Investor Advantage RIA Class | MFSVITIIInternationalIntrinsicValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Lincoln Investor Advantage RIA Class | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Lincoln Investor Advantage RIA Class | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Lincoln Investor Advantage RIA Class | PIMCOVITAllAssetPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.12%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Lincoln Investor Advantage RIA Class | PutnamVTGeorgePutnamBalancedFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund - Class IA
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Lincoln Investor Advantage RIA Class | PutnamVTGlobalHealthCareFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund - Class IA
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	1.70%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Lincoln Investor Advantage RIA Class | PutnamVTIncomeFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	High current income consistent with what the manager believes to be prudent risk.
Portfolio Company Name [Text Block]	Putnam VT Income Fund - Class IA
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Lincoln Investor Advantage RIA Class | PutnamVTLargeCapValueFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	19.46%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	11.16%
Lincoln Investor Advantage RIA Class | PutnamVTSustainableFutureFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IA
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Lincoln Investor Advantage RIA Class | PutnamVTSustainableLeadersFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	23.33%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Lincoln Investor Advantage RIA Class | TempletonForeignVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 1
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(0.79%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	2.64%
Lincoln Investor Advantage RIA Class | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(11.13%)
Average Annual Total Returns, 5 Years [Percent]	(4.60%)
Average Annual Total Returns, 10 Years [Percent]	(1.79%)
Lincoln Investor Advantage RIA Class | VanEckVIPGlobalResourcesFundInitialClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in global resource securities.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund - Initial Class Shares
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(2.83%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	0.82%
Lincoln Investor Advantage RIA Class | VirtusNewfleetMultiSectorIntermediateBondSeriesClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return.
Portfolio Company Name [Text Block]	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	6.18%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Lincoln Investor Advantage RIA Class | AccountValueDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.35%
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Contract Value Death Benefit
Operation of Benefit [Text Block]	Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The Death Benefit paid equals $12,000.
Lincoln Investor Advantage RIA Class | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Operation of Benefit [Text Block]	Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the selection of an Annuity Payout option by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:●the selection of an Annuity Payout option;●the value of the amount being DCA’d is depleted; or●you cancel the program by written request or by telephone if we have your telephone authorization on file. We reserve the right to limit certain time periods or to restrict access to this program at any time. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Lincoln Investor Advantage RIA Class | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing. Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Investor Advantage RIA Class | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE® Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is also available for amounts allocated to the fixed account, if applicable.
Lincoln Investor Advantage RIA Class | AdvisoryFeeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states.●You may take Advisory Fee Withdrawals up to 1.25% annually without negatively impacting your rider guarantees. ●The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Operation of Benefit [Text Block]	Advisory Fee Withdrawals You may elect to take withdrawals from your Contract to pay the advisory fees associated with your Fee-Based Financial Plan (Advisory Fee Withdrawals). This Advisory Fee Withdrawal treatment may not be available in states. You may take Advisory Fee Withdrawals of up to 1.25% annually without negatively impacting your rider. Advisory Fee Withdrawals may not be available in all states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees, so please check with your financial professional. Cumulative annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your rider. We reserve the right to increase or decrease this percentage at any time. For cumulative annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under your rider. Your Contract Value will be reduced by the amount of each Advisory Fee Withdrawal. The impact of Advisory Fee Withdrawals on i4LIFE® Advantage is explained below.
Lincoln Investor Advantage RIA Class | EarningsOptimizerDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.70%
Name of Benefit [Text Block]	Earnings Optimizer Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the current Contract Value we approve the claim equal to the Enhancement Rate multiplied by the lesser of the contract earnings or earnings limit.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.70%
Brief Restrictions / Limitations [Text Block]	●Available only at issue of the contract.●Investment Requirements apply.●Withdrawals could significantly reduce the benefit.●Poor investment performance could significantly reduce and limit potential increases to the contract earnings.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	Earnings Optimizer Death Benefit
Operation of Benefit [Text Block]	Availability. The Earnings Optimizer Death Benefit may not be available in all states. Please check with your financial professional regarding availability. The Earnings Optimizer Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the Contract is purchased. If elected, the rider will be effective on the Contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election. If you elect the Earnings Optimizer Death Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. See The Contracts – Investment Requirements. The Earnings Optimizer Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the selection of an Annuity Payout option; 2.on the date the Lifetime Income Period begins under i4LIFE® Advantage; 3.upon payment of a Death Benefit under the Earnings Optimizer Death Benefit; or 4.at any time all Contractowners or Annuitants are changed, except when a surviving spouse elects to continue the Contract as the new Contractowner without taking the increase in Contract Value, as described below. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner in one of two ways: ●Continue the Contract – No Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner without taking an increase in Contract Value, and the spouse may continue the Earnings Optimizer Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply. ●Continue the Contract – Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner and elect to have a portion of the Death Benefit credited to the Contract and increase the Contract Value. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the Contract is continued in this way, the Earnings Optimizer Death Benefit rider and charge will terminate, and the spouse will have the Contract Value Death Benefit.
Calculation Method of Benefit [Text Block]	Earnings Optimizer Death Benefit. The amount of the Death Benefit payable under this rider is the greatest of the following amounts: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis; or ●the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate multiplied by the lesser of: ●the contract earnings; or ●the earnings limit. Note: If there are no contract earnings, the Enhancement Rate will not apply to Death Benefit amounts. However, there will always be at least a Contract Value death benefit. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more that the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any. Subject to state approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments or highest Contract Value. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For Annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantees. The Enhancement Rate is 40% for all Contractowners. Contract earnings equal: ●the current Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus ●the sum of all Purchase Payments, decreased by withdrawals as of the date of death (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage and Advisory Fee Withdrawals up to 1.25% of your Account Value reduce the sum of all Purchase Payments on a dollar for dollar basis (such result will never be less than zero). The earnings limit equals 200% (as of the date of death) of: ●the sum of all Purchase Payments, decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage and Advisory Fee Withdrawals up to 1.25% of your Account Value do not reduce the sum of all Purchase Payments. ●The following example shows how the death benefit amount is calculated under the Earnings Optimizer Death Benefit. It assumes an initial deposit of $10,000 and an Enhancement rate of 40%:
Contract Value on Valuation Date the death claim is approved	$12,500
Contract Value on the date of death	$12,000
Contract earnings	$2,000
Covered earnings limit	$20,000
The enhancement rate is multiplied by the lesser of the contract earnings amount ($2,000) or the covered earnings limit amount ($20,000)	$800 (40% x $2,000)
Total Death Benefit amount	$13,300 ($12,500 + $800)

Lincoln Investor Advantage RIA Class | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Name of Benefit [Text Block]	i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic Regular Income Payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantage i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge. i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals (except for Advisory Fee Withdrawals that are within the Advisory Fee Withdrawal percentage), i4LIFE® Advantage will end and your Contract will terminate. When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election. If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the selection of an Annuity Payout option. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate (except an AWS service designated specifically for the purpose of Advisory Fee Withdrawals). See The Contracts – Transfers on or Before the Selection of an Annuity Payout Option. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract. Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option is elected by sending a written request to our Home Office. i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage must be elected by age 80 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. When you elect i4LIFE® Advantage, you will receive a Death Benefit. The Earnings Optimizer Death Benefit and, for Contracts purchased on and after May 20, 2024, the Guarantee of Principal Death Benefit are available in conjunction with i4LIFE® Advantage, however, the Death Benefit rider must be elected at the time the Contract is purchased, regardless of when i4LIFE® Advantage is elected. An additional charge for i4LIFE® Advantage will apply. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefit. Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals, including Advisory Fee Withdrawals, or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage for new elections on and after November 20, 2023	10 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage for elections prior to November 20, 2023	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage with the Guarantee of Principal Death Benefit; and i4LIFE® Advantage with the Earnings Optimizer Death Benefit	Longer of 20 years or the difference between your current age and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments: ●the date you will receive the initial Regular Income Payment; ●the frequency of the payments (monthly, quarterly, semi-annually or annually); ●the frequency the payment is recalculated; ●the assumed investment return (AIR); and ●the date the Access Period ends and the Lifetime Income Period begins. If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Once Regular Income Payments begin, they will continue until the death of the Annuitant or Secondary Life, if applicable. AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to November 20, 2023, AIR rates of 5% and 6% were also available, but certain states had limited the availability of 5% and 6% AIR. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the frequency of the Regular Income Payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 10 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $504.96 per month ($6,059.60 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.41 per month ($5,380.90 annually). The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life (if living); ●the frequency of the Regular Income Payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.i4LIFE® Advantage Credit. A quarterly i4LIFE® Advantage Credit is available if you select a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and you maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below. The i4LIFE® Advantage Credit is only available if you elect i4LIFE® Advantage on and after November 20, 2023 (subject to state approval). If you elect the rider at the time you purchase the Contract, the first i4LIFE® Advantage Credit will apply three months from the contract issue date. If you elect the rider after we issue the Contract, the first i4LIFE® Advantage Credit will apply three months from the first Regular Income Payment. Thereafter, it will apply every three months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the Contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid. Proportionate credits will not be applied. The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying: ●the variable Account Value on that date; by ●the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).
	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%
If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments, required minimum distributions, and Advisory Fee Withdrawals that do not exceed the Advisory Fee Withdrawal percentage) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation. If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met. The i4LIFE® Advantage Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments. i4LIFE® Advantage Death Benefit When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value). i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. i4LIFE® Advantage Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is available in conjunction with i4LIFE® Advantage however, the Guarantee of Principal Death Benefit must be elected at the time the Contract is purchased, regardless of when i4LIFE® Advantage is elected. Refer to the description of Guarantee of Principal Death Benefit in the Death Benefit section of this prospectus. All other provisions of this section will apply to Guarantee of Principal Death Benefit with i4LIFE® Advantage. i4LIFE® Advantage Earnings Optimizer Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the Contract is purchased, regardless of when i4LIFE® Advantage is elected. Refer to the description of Earnings Optimizer Death Benefit in the Death Benefit section of this prospectus. All other provisions of this section will apply to Earnings Optimizer Death Benefit with i4LIFE® Advantage. General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or any other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Withdrawals. You may request a withdrawal at any time during the Access Period. Any withdrawal will reduce your Account Value. All withdrawals except Advisory Fee Withdrawals less than 1.25% of your Account Value will trigger a recalculation of Regular Income Payments. Withdrawals may have tax consequences. See Federal Tax Matters. Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the base contract expense for the Account Value Death Benefit will resume. If you have elected Earnings Optimizer Death Benefit or Guarantee of Principal Death Benefit, that charge will remain. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Lincoln Investor Advantage RIA Class | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	●Not available if age 86 or older at the time of issuance.●Withdrawals could significantly reduce the benefit.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	Availability. The Guarantee of Principal Death Benefit is available for both qualified and nonqualified contracts can only be elected at the time the Contract is purchased. If elected, the rider will be effective on the Contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 86 at the time of issuance. The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.on the date the Lifetime Income Period begins under i4LIFE® Advantage; 3.upon payment of a Death Benefit; or 4.at any time all Contractowners or Annuitants are changed, except when a surviving spouse elects to continue the Contract as the new Contractowner without taking the increase in Contract Value, as described below. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner in one of two ways: ●Continue the Contract – No Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner without taking an increase in Contract Value, and the spouse may continue the Guarantee of Principal Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply. ●Continue the Contract – Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner and elect to have a portion of the Death Benefit credited to the Contract and increase the Contract Value. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will terminate, and the spouse will have the Contract Value Death Benefit.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. For example, assume an initial deposit into the Contract of $10,000, and no withdrawals have been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. In a declining market, withdrawals deducted in the same proportion that withdrawals may reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any. Subject to state and broker-dealer approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and will reduce your guarantee.
Lincoln Investor Advantage RIA Class | EarningsOptimizerDeathBenefitAgeatIssue1to69Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.
Lincoln Investor Advantage RIA Class | EarningsOptimizerDeathBenefitAgeatIssue70to75Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Lincoln Investor Advantage RIA Class | i4LIFEAdvantagewiththeEarningsOptimizerDeathBenefitMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,744
Surrender Expense, 3 Years, Maximum [Dollars]	17,138
Surrender Expense, 5 Years, Maximum [Dollars]	28,407
Surrender Expense, 10 Years, Maximum [Dollars]	56,014
Annuitized Expense, 1 Year, Maximum [Dollars]	5,744
Annuitized Expense, 3 Years, Maximum [Dollars]	17,138
Annuitized Expense, 5 Years, Maximum [Dollars]	28,407
Annuitized Expense, 10 Years, Maximum [Dollars]	56,014
No Surrender Expense, 1 Year, Maximum [Dollars]	5,744
No Surrender Expense, 3 Years, Maximum [Dollars]	17,138
No Surrender Expense, 5 Years, Maximum [Dollars]	28,407
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 56,014
Lincoln Investor Advantage RIA Class | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the selection of an Annuity Payout option. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(s) unless either the Earnings Optimizer Death Benefit or the Guarantee of Principal Death Benefit is in effect as described above. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract.The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Death Benefit is not distributed within five years of the Contractowner’s date of death, for any reason, including the claim was not presented in Good Order, then the Company will pay the proceeds to the Beneficiary. If the Contract is a qualified contract or IRA, then according to the IRC, the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. If the Contract is not distributed within the ten-year deadline, for any reason, including that the claim was not presented in Good Order, the balance is treated as a required minimum distribution under the Internal Revenue Code and subject to a 50% tax. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Investor Advantage RIA Class | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the selection of an Annuity Payout option. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant	The Contractowner is a trust or other non-natural person**	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the selection of an Annuity Payout option. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection. While utilizing an Automatic Withdrawal Service to satisfy the requirements of the Annuity Commencement Date, the Death Benefit continues until otherwise terminated as noted in the discussion below. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.